As filed with the Securities and Exchange Commission on June 18, 2013

Registration Nos. 33-47507

811-06652

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 64	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 66	☒

ABERDEEN INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd FL, Philadelphia, PA 19103

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(800) 387-6977

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☒                                  60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Explanatory Note

This Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933, as amended, (the “1933 Act”), solely for the purpose of updating Part C of Post-Effective Amendment No. 63.

This Post-Effective Amendment No. 64 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 63.

PART C

OTHER INFORMATION

Item 28.                                      Exhibits

(a)                                         Amended and Restated Master Trust Agreement dated April 2, 2008, is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(a1)                                  Amendment No. 1 dated October 7, 2008 to the Amended and Restated Master Trust Agreement dated April 2, 2008 is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(a2)                                  Amendment No. 2 to the Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 54 as filed with the SEC via EDGAR on December 23, 2010.

(a3)                                  Amendment No. 3 to the Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(a4)                                  Amendment No. 4 to the Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(b)                                         Amended and Restated By-Laws dated January 31, 2012 are incorporated by reference to Post-Effective Amendment No. 58 as filed with the SEC via EDGAR on February 28, 2012.

(c)                                          The rights of holders of the securities being registered are included in the following documents: Articles IV and V of the Master Trust Agreement dated April 2, 2008 (incorporated by reference to Exhibit (a), as filed with the SEC via EDGAR on December 30, 2008) and Article 11 to the Registrant’s Amended and Restated By-Laws dated January 31, 2012 (incorporated by reference to Exhibit (b), as filed with the SEC via EDGAR on February 28, 2012).

(d)                                         Investment Advisory Agreement dated December 15, 2011 between the Registrant and Artio Global Management LLC (“Artio Global”) is incorporated by reference to Post-Effective Amendment No. 58 as filed with the SEC via EDGAR on February 28, 2012.

(d1)                                  Amended Schedule A dated April 18, 2012 to Investment Advisory Agreement dated December 15, 2011 between the Registrant and Artio Global is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(d2)                                  Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(d3)                                  Interim Investment Advisory Agreement between the Registrant, with regard to Select International Equity Fund, and Aberdeen Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(d4)                                  Investment Sub-Advisory Agreement between the Registrant, Aberdeen Asset Management Inc. and Aberdeen Asset Managers is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(d5)                                  Interim Investment Sub-Advisory Agreement between the Registrant, with regard to Select International Equity Fund, and Aberdeen Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(d6)                                  Advisory Fee Waiver Agreement dated May 1, 2008 between the Registrant and Artio Global is incorporated by reference to Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on December 30, 2008.

(d7)                                  Expense Limitation Agreement dated February 28, 2013 between the Registrant on behalf of the Artio Total Return Bond Fund and Artio Global is incorporated by reference to Post-Effective Amendment No. 61 as filed with the SEC via EDGAR on March 1, 2013.

(d8)                                  Expense Limitation Agreement dated February 28, 2013 between the Registrant on behalf of the Artio Global High Income Fund and Artio Global is incorporated by reference to Post-Effective Amendment No. 61 as filed with the SEC via EDGAR on March 1, 2013.

(d9)                                  Expense Limitation Agreement dated February 28, 2013 between the Registrant on behalf of the Artio Local Emerging Markets Debt Fund and Artio Global is incorporated by reference to Post-Effective Amendment No. 61 as filed with the SEC via EDGAR on March 1, 2013.

(e)                                          Amended and Restated Distribution Agreement dated July 19, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and Quasar Distributors, LLC (“Quasar”) is incorporated by reference to Post-Effective Amendment No. 54 as filed with the SEC via EDGAR on December 23, 2010.

(e1)                                   Amendment dated December 16, 2010 to the Amended and Restated Distribution Agreement dated July 14, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and Quasar is incorporated by reference to Post-Effective Amendment No. 55 as filed with the SEC via EDGAR on February 25, 2011.

(e2)                                   Amendment dated October 18, 2012 to the Amended and Restated Distribution Agreement dated July 14, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and Quasar is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(e3)                                   Form of Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(e4)                                   Form of Dealer Agreement is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(f)                                           Not applicable.

(g)                                          Master Custodian Agreement dated October 1, 2011 between the Registrant, Artio Global Equity Fund, Inc. and State Street Bank and Trust Company (“State Street”)

is incorporated by reference to Post-Effective Amendment No. 57 as filed with the SEC via EDGAR on December 22, 2011.

(h)                                         Administration Agreement dated October 1, 2011 between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 57 as filed with the SEC via EDGAR on December 22, 2011.

(h1)                                  Amended and Restated Securities Lending Agency Agreement dated April 15, 2009 between State Street and the Registrant on behalf of Artio International Equity Fund, Artio International Equity Fund II, Artio U.S. Microcap Fund, Artio U.S. Smallcap Fund, Artio U.S. Midcap Fund, and Artio U.S. Multicap Fund is incorporated by reference to Post-Effective Amendment No. 50 as filed with the SEC via EDGAR on December 28, 2009.

(h2)                                  Amendment dated April 15, 2010 to the Amended and Restated Securities Lending Agency Agreement dated April 15, 2009 between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 55 as filed with the SEC via EDGAR on February 25, 2011.

(h3)                                  Amended and Restated Transfer Agent Servicing Agreement dated July 14, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) is incorporated by reference to Post-Effective Amendment No. 54 as filed with the SEC via EDGAR on December 23, 2010.

(h4)                                  Amendment dated December 16, 2010 to the Amended and Restated Transfer Agent Servicing Agreement dated July 19, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and U.S. Bancorp is incorporated by reference to Post-Effective Amendment No. 55 as filed with the SEC via EDGAR on February 25, 2011.

(h5)                                  Amendment dated October 18, 2012 to the Amended and Restated Transfer Agent Servicing Agreement dated July 19, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and U.S. Bancorp is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(i)                                             Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

(i1)                                    Opinion of Counsel dated February 26, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

(i2)                                    Opinion of Counsel dated February 25, 2005, is incorporated by reference to Post-Effective Amendment No. 32 as filed with the SEC via EDGAR on February 27, 2005.

(i3)                                    Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 57 as filed with the SEC via EDGAR on December 22, 2011.

(j)                                            Consent of KPMG LLP is filed herewith.

(k)                                         Not applicable.

(l)                                             Not applicable.

(m)                                     Amended and Restated Distribution and Shareholder Services Plan dated December 16, 2010 is incorporated by reference to Post-Effective Amendment No. 55 as filed with the SEC via EDGAR on February 25, 2011.

(m1)                              Form of Rule 12b-1 Related Agreement is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(n)                                         Amended Rule 18f-3 Plan dated December 16, 2010 is incorporated by reference to Post-Effective Amendment No. 55 as filed with the SEC via EDGAR on February 25, 2011.

(o)                                         Not applicable.

(p)                                         Code of Ethics of the Registrant and Artio Global dated April 2012 is incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(p1)                                  Code of Ethics of Aberdeen Asset Management Inc. to be filed by subsequent amendment.

(p2)                                  Code of Ethics of Aberdeen Fund Distributors, LLC to be filed by subsequent amendment.

(q)                                        Powers of Attorney for Robert S. Mathews, Peter Wolfram, Antoine Bernheim, Thomas Gibbons, Cynthia Hostetler are incorporated by reference to Post-Effective Amendment No. 60 as filed with the SEC via EDGAR on December 26, 2012.

(q1)                                 Power of Attorney for Gary Marshall is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

(q2)                                 Certificate of the Secretary is incorporated by reference to Post-Effective Amendment No. 63 as filed with the SEC via EDGAR on May 22, 2013.

Item 29.                                                  Persons Controlled by or Under Common Control with the Fund

None

Item 30.                                                  Indemnification.

The Registrant is a Massachusetts business trust.  As a Massachusetts business trust, the Registrant’s operations are governed by a Master Trust Agreement (“Declaration of Trust”).  The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Registrant, nor any other Sub-Trust of the Registrant shall be personally liable for such credit, contract or claim.  The Registrant indemnifies each of the Trustees and officers and other persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.  The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Registrant, or for any act or omission of any other Trustee.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice.  The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Registrant and upon written reports made to the Trustees.  However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 31.                                                  Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Aberdeen Asset Management Inc. (“AAMI”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AAMI provides investment advisory services to individual accounts.  Additional information as to AAMI and the directors and officers of AAMI is included in AAMI’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-49966), which is incorporated herein by reference and sets forth the officers and directors of AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Managers Limited (“AAML”), is a Scottish company. Additional information as to AAML and the directors and officers of AAML is included in AAML’s Form ADV filed with the SEC (File No. 801-75074), which is incorporated herein by reference and sets forth the officers and directors of AAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAML and such officers and directors during the past two years.

Item 32.                                                  Principal Underwriter.

(a)                                 Aberdeen Fund Distributors, LLC (the “Distributor”) acts as principal underwriter for the Registrant and each of its series.  The Distributor also serves as the principal underwriter for the Aberdeen Funds.

(b)                                 The following is a list of the executive officers and directors of the Distributor.

Name	Position with Underwriter	Position with Registrant

Nigel Storer 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Executive Officer and Principal	None

Jeffrey Cotton 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Compliance Officer and Principal	None

James McDermott	Controller	None

1735 Market Street, 32nd FL Philadelphia, PA 19103

Andrew Smith 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Operating Officer	None

(c)                                  Not applicable

Item 33.                                                  Location of Accounts and Records

(1)                                 Aberdeen Investment Funds

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(2)                                 State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

(records relating to its functions as administrator and custodian)

(3)                                 Aberdeen Fund Distributors, LLC

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(4)                                 U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(records relating to its functions as transfer agent)

(5)                                 Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(records relating to its functions as investment adviser)

(6)                                 Aberdeen Asset Managers Limited.

Bow Bells House

1 Bread Street

London, England EC4M9HH

(records relating to its functions as subadviser)

Item 34.                                                  Management Services

Not applicable.

Item 35.                                                  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 64 for Aberdeen Investment Funds to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on June 18, 2013.

ABERDEEN INVESTMENT FUNDS

By:	/s/ Gary Marshall*
Gary Marshall
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Gary Marshall*	Trustee, President and Chief Executive Officer	June 18, 2013
Gary Marshall

/s/ Timothy Clemens	Chief Financial Officer	June 18, 2013
Timothy Clemens

Antoine Bernheim**	Trustee, Chairman of the Board	June 18, 2013
Antoine Bernheim

Thomas Gibbons**	Trustee	June 18, 2013
Thomas Gibbons

Cynthia Hostetler**	Trustee	June 18, 2013
Cynthia Hostetler

Robert S. Matthews**	Trustee	June 18, 2013
Robert S. Matthews

Peter Wolfram**	Trustee	June 18, 2013
Peter Wolfram

*By:	/s/ Lucia Sitar
Lucia Sitar

(*As Attorney-in-Fact pursuant to Powers of Attorney as filed as exhibit (q)(1) to Post-Effective Amendment No. 63 as filed with EDGAR on May 22, 2013.)

**By:	/s/ Alex Bogaenko
Alex Bogaenko

(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 60 as filed with EDGAR on December 26, 2012.)

ABERDEEN INVESTMENT FUNDS

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Description

j	Consent of KPMG